Debt Instruments - FV through profit or loss restricted assets (Details) - Financial assets at fair value through profit or loss category - Debt instruments. - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instrument in connection with OTC derivative transactions
Financial assets
Financial assets pledged as collateral	$ 5,306	$ 4,472
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral	10,729	8,678
Financial instruments in connection with securities loans transactions | Central Bank, Lender
Financial assets
Financial assets pledged as collateral	4,655	0
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral	$ 201,477	$ 92,764